SHAREHOLDERS' EQUITY SHAREHOLDERS' EQUITY - Narrative (Details) $ in Millions		3 Months Ended				6 Months Ended
	Mar. 31, 2015 entity	Jul. 04, 2020 USD ($) shares	Apr. 04, 2020 USD ($) shares	Jul. 06, 2019 USD ($)	Apr. 06, 2019 USD ($) shares	Jul. 04, 2020 USD ($) shares	Jul. 06, 2019 USD ($) shares	Oct. 22, 2019 shares	Oct. 22, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of entities | entity	2
Options granted (in shares) | shares							0
Proceeds from exercise of options							$ 1
Stock options exercised						$ 1	$ 1
Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares repurchased and cancelled in 2019 (in shares) | shares						(1,000,000)	(1,400,000)
Cancellation of treasury shares		$ 0		$ 0		$ (15)	$ (24)
Number of shares purchased and accrued for in prior year and cancelled in current year (in shares) | shares						0	(200,000)
Number of share options exercised in share-based payment arrangement (in shares) | shares						100,000	0
Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancellation of treasury shares		$ 0		$ 0		$ (7)	$ (19)
Employee Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares)						0
Share-based payments							$ 1
Automatic Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares repurchased and cancelled in 2019 (in shares) | shares			100,000		1,400,000	(900,000)
Cancellation of treasury shares			$ 2		$ 39	$ 20
Number of shares purchased and accrued for in prior year and cancelled in current year (in shares) | shares					200,000
Purchase of treasury shares					$ 4
Automatic Share Purchase Plan | Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancellation of treasury shares			1		22	(14)
Purchase of treasury shares					2
Automatic Share Purchase Plan | Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancellation of treasury shares			$ 1		17	$ 6
Purchase of treasury shares					$ (2)
Normal Course Issuer Bid Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repurchase program, authorized amount | shares									5,191,965
Percentage ownership									10.00%
Normal Course Issuer Bid Program | Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares (in shares) | shares								81,668,583	51,919,654
Maximum | Normal Course Issuer Bid Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repurchase program, authorized amount | shares								4,083,429
Percentage ownership								5.00%
Maximum per day | Normal Course Issuer Bid Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repurchase program, authorized amount | shares		145,940				145,940		72,970	79,704